UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [ ];     Amendment Number:
                                                   ---
   This Amendment (Check only one):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP
Address:  23 Savile Row, 6th Floor
          London, W1S 2ET
          United Kingdom

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard    London, England     August 8, 2011
-------------------    ---------------     --------------
[Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $126,902 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number 28-13521
Name:  Mark Donegan
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No.  2
    --
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
       -----------------------------

No.  3
    --
Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No.  4
    --
Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No.  5
    --
Form 13F File Number 28-13522
Name:  Joseph Carvin
       -------------

                                  FORM 13F INFORMATION TABLE
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



Column 1                      Column 2       Column 3    Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF        CUSIP       VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

CADIZ INC                     COM NEW        127537207      8,109    746,651             DEFINED   1           746,651
ICICI BANK LTD                ADR            45104G104      1,109     22,485             DEFINED   1,2,3,4      22,485
MECHEL OAO                    SPON ADR PFD   583840509      1,866    216,240             DEFINED   1,2,3,4     216,240
AMERICA MOVIL SAB DE CV       SPON ADR
                              L SHS          02364W105      7,462    278,630             DEFINED   1,2,3,4     278,630
BANK OF AMERICA CORPORATION   COM            060505104     33,311  3,039,311             DEFINED   1         3,039,311
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD   20441W203         80      2,360             DEFINED   1,2,3,4,5     2,360
SYNGENTA AG                   SPONSORED ADR  87160A100        292      4,320             DEFINED   1,2,3,4,5     4,320
WHOLE FOODS MKT INC           COM            966837106         63      1,000             DEFINED   1,2,3,4,5     1,000
IMPERIAL SUGAR CO NEW         COM NEW        453096208        111      5,555             DEFINED   1,2,3,4,5     5,555
ZHONGPIN INC                  COM            98952K107         51      4,886             DEFINED   1,2,3,4,5     4,886
PANERA BREAD CO               CL A           69840W108         78        620             DEFINED   1,2,3,4,5       620
AGCO CORP                     COM            001084102        147      2,970             DEFINED   1,2,3,4,5     2,970
AGRIUM INC                    COM            008916108        147      1,671             DEFINED   1,2,3,4,5     1,671
ARCHER DANIELS MIDLAND CO     COM            039483102        212      7,027             DEFINED   1,2,3,4,5     7,027
BUNGE LIMITED                 COM            G16962105        144      2,090             DEFINED   1,2,3,4,5     2,090
DEERE & CO                    COM            244199105        155      1,877             DEFINED   1,2,3,4,5     1,877
INTREPID POTASH INC           COM            46121Y102         72      2,210             DEFINED   1,2,3,4,5     2,210
POTASH CORP SASK INC          COM            73755L107        296      5,191             DEFINED   1,2,3,4,5     5,191
CHIQUITA BRANDS INTL INC      COM            170032809         63      4,855             DEFINED   1,2,3,4,5     4,855
COSAN LTD                     SHS A          G25343107        376     30,609             DEFINED   1,2,3,4,5    30,609
DARLING INTL INC              COM            237266101        307     17,347             DEFINED   1,2,3,4,5    17,347
CF INDS HLDGS INC             COM            125269100        279      1,970             DEFINED   1,2,3,4,5     1,970
COCA COLA CO                  COM            19122T109         88      3,000             DEFINED   1,2,3,4,5     3,000
KROGER CO                     COM            501044101        155      6,256             DEFINED   1,2,3,4,5     6,256
LORILLARD INC                 COM            544147101        158      1,450             DEFINED   1,2,3,4,5     1,450
SMITHFIELD FOODS INC          COM            832248108         40      1,820             DEFINED   1,2,3,4,5     1,820
TITAN INTL INC ILL            COM            88830M102         61      2,520             DEFINED   1,2,3,4,5     2,520
TEUCRIUM COMMODITY TR         CORN FD SHS    88166A102        101      2,500             DEFINED   1,2,3,4,5     2,500
TERNIUM SA                    SPON ADR       880890108     11,823    400,364             DEFINED   1,2,3,4     400,364
ITAU UNIBANCO HLDG SA         SPON ADR
                              REP PFD        465562106      7,917    336,190             DEFINED   1,2,3,4     336,190
VALE SA                       ADR REPSTG
                              PFD            91912E204      8,489    265,705             DEFINED   1,2,3,4     265,705
GERDAU S A                    SPONSORED ADR  373737105      2,212    210,300             DEFINED   1,2,3,4     210,300
TELECOMUNICACOES DE SAO PAUL  SPON ADR PFD   87929A102     25,790    868,351             DEFINED   1           868,351
AMR CORP                      COM            001765106        784    145,134             DEFINED   1           145,134
DELTA AIR LINES INC DEL       COM            247361702      8,297    904,802             DEFINED   1           904,802
COPA HOLDINGS SA              CL A           P31076105      6,259     93,780             DEFINED   1,2,3,4      93,780
